Stock Option Plan and Restricted Stock Grants	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Option Plan and Restricted Stock Grants
Stock Option Plan and Restricted Stock Grants

3.  Stock-based compensation

Radiation Therapy Investments, LLC (“RT Investments”) adopted an equity-based incentive plan in February 2008, and authorized for issuance under the plan approximately 1,494,111 units of limited liability company interests consisting of 526,262 Class B Units and 967,849 Class C Units. The units are limited liability company interests and are available for issuance to the Company’s employees. As of March 31, 2012, there were 13,815 Class B Units and 51,040 Class C Units available for future issuance under the plan.

The Class B Units vest over approximately 48 months. Assuming continued employment of the employee with the Company, 25% vest on the first anniversary of the grant date, and the remaining 75% vest in three equal installments on the second, third, and fourth anniversaries from the grant date. The Class C Units vest annually for 34 months based on certain performance conditions and/or market conditions being met or achieved and, in all cases, assuming continued employment.  For the Class C Units, the investment return conditions relate to Vestar Capital Partners V, L.P., majority owner of RT Investments (“Vestar”) receiving a specified multiple on their investment upon a liquidity event. The performance condition relates to the Company achieving certain operating targets, and the market condition relates to holders of Preferred Units and Class A Units receiving a specified multiple on their investment upon a liquidation event. If an employee holder’s employment is terminated, RT Investments may repurchase the holder’s vested Class B Units and Class C Units.  If the termination occurs within 12 months after the relevant measurement date, all of the Class B and Class C Units will be repurchased at the initial purchase price, or cost.  If the termination occurs during the following three-year period, the Class B and Class C units may be purchased at fair market value depending on the circumstances of the holder’s departure and the date of termination.

For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company’s equity. The Company then used the option pricing method to determine the fair value of these units at the time of grant using the following assumptions: a term of five years, which is based on the expected term in which the units will be realized; a risk-free interest rate of 1.96% and 0.53% for grants issued in 2010 and 2011, respectively, which is the five-year U.S. federal treasury bond rate consistent with the term assumption; and expected volatility of 50% and 55% for grants issued in 2010 and 2011, respectively, which is based on the historical data of equity instruments of comparable companies.

The estimated fair value of the units, less an assumed forfeiture rate of 2.7%, is recognized in expense in the Company’s consolidated financial statements on a straight-line basis over the requisite service periods of the awards for Class B Units. For Class B Units, the requisite service period is approximately 48 months, and for Class C Units, the requisite service period is 34 months only if probable of being met. The assumed forfeiture rate is based on an average historical forfeiture rate.

The Company recorded approximately $95,000 and $680,000 of stock-based compensation for the three months ended March 31, 2012 and 2011, respectively, which is included in salaries and benefits in the condensed consolidated statements of comprehensive loss. The summary of activity under the plan is presented below:

	Class B Units Outstanding	Weighted-Average Grant Date Fair Value	Class C Units Outstanding	Weighted-Average Grant Date Fair Value
Nonvested balance at end of period December 31, 2011	149,194	$7.55	824,898	$6.78
Units granted	—	—	—	—
Units forfeited	—	—	—	—
Units vested	(114,813)	8.14	—	—
Nonvested balance at end of period March 31, 2012	34,381	$5.57	824,898	$6.78

As of March 31, 2012 there were 478,067 Class B units and 91,911 Class C units vested and outstanding.

As of March, 2012, there was approximately $0.2 million and $5.2 million of total unrecognized compensation expense related to the Class B Units and Class C Units, respectively. These costs are expected to be recognized over a weighted-average period of 2.8 years for Class B Units. The Class C units will be recognized if Vestar receives a specific return on their investment in the Company upon a liquidation event during the contractual life of the Class C Units.

(16) Stock Option Plan and Restricted Stock Grants

        Radiation Therapy Investments, LLC ("RT Investments") adopted an equity-based incentive plan in February 2008, and authorized for issuance under the plan approximately 1,494,111 units of limited liability company interests consisting of 526,262 Class B Units and 967,849 Class C Units. The units are limited liability company interests and are available for issuance to the Company's employees. As of December 31, 2011, there were 13,815 Class B Units and 51,040 Class C Units available for future issuance under the plan.

        The Class B Units vest over approximately 48 months. Assuming continued employment of the employee with the Company, 25% vest on the first anniversary of the grant date, and the remaining 75% vest in three equal installments on the second, third, and fourth anniversaries from the grant date. The Class C Units vest annually for 34 months based on certain performance conditions and/or market conditions being met or achieved and, in all cases, assuming continued employment. For the Class C Units, the investment return conditions relate to Vestar Capital Partners V, L.P., majority owner of RT Investments ("Vestar") receiving a specified multiple on their investment upon a liquidity event. The performance condition relates to the Company achieving certain operating targets, and the market condition relates to holders of Preferred Units and Class A Units receiving a specified multiple on their investment upon a liquidation event. If an employee holder's employment is terminated, RT Investments may repurchase the holder's vested Class B Units and Class C Units. If the termination occurs within 12 months after the relevant measurement date, all of the Class B and Class C Units will be repurchased at the initial purchase price, or cost. If the termination occurs during the following three-year period, the Class B and Class C units may be purchased at fair market value depending on the circumstances of the holder's departure and the date of termination.

        For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company's equity. The Company then used the option pricing method to determine the fair value of these units at the time of grant using the following assumptions: a term of five years, which is based on the expected term in which the units will be realized; a risk-free interest rate of 1.96% and 0.53% for grants issued in 2010 and 2011, respectively, which is the five-year U.S. federal treasury bond rate consistent with the term assumption; and expected volatility of 50% and 55% for grants issued in 2010 and 2011, respectively, which is based on the historical data of equity instruments of comparable companies.

        The estimated fair value of the units, less an assumed forfeiture rate of 2.7%, is recognized in expense in the Company's consolidated financial statements on a straight-line basis over the requisite service periods of the awards for Class B Units. For Class B Units, the requisite service period is approximately 48 months, and for Class C Units, the requisite service period is 34 months only if probable of being met. The assumed forfeiture rate is based on an average historical forfeiture rate.

        The Company recorded $1.5 million, $1.0 million, and $1.0 million of stock-based compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in salaries and benefits in the consolidated statements of operations. The summary of activity under the plan is presented below:

	Class B Units Outstanding	Weighted- Average Grant Date Fair Value	Class C Units Outstanding	Weighted- Average Grant Date Fair Value
Nonvested balance at end of period January 1, 2009	509,422	$8.14	822,806	$7.06
Units forfeited	(9,473)	8.14	(29,035)	7.06
Vested	(127,356)	8.14	—	—

Nonvested balance at end of period December 31, 2009	372,593	$8.14	793,771	$7.06

Units granted	16,665	10.08	43,099	8.75
Vested	(124,198)	8.14	—	—

Nonvested balance at end of period December 31, 2010	265,060	$8.26	836,870	$7.15

Units granted	41,662	5.49	107,748	4.88
Units forfeited	(20,831)	9.30	(119,720)	7.67
Vested	(136,697)	8.04	—	—

Nonvested balance at end of period December 31, 2011	149,194	$7.55	824,898	$6.78

        As of December 31, 2011 there were 363,254 B units and 91,911 C units vested and outstanding.

        As of December 31, 2011, there was approximately $0.3 million and $5.2 million of total unrecognized compensation expense related to the Class B Units and Class C Units, respectively. These costs are expected to be recognized over a weighted-average period of 0.8 years for Class B Units. The Class C units will be recognized if Vestar receives a specific return on their investment in the Company upon a liquidation event during the contractual life of the Class C Units.